Shareholder Report, Line Graph (Details) 193378_NEOS MSCI EAFE High Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Sep. 17, 2025	Dec. 31, 2025
NEOS MSCI EAFE High Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		NEOS MSCI EAFE High Income ETF NAV
Accumulated Value	$ 10,000	$ 10,484
MSCI EAFE IMI USD Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE IMI USD Net Index
Accumulated Value	$ 10,000	$ 10,451